Consolidated Schedule of Investments (unaudited) December 31, 2019	iShares® India 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 5.7%
Bajaj Auto Ltd.	146,365	$6,531,026
Eicher Motors Ltd.	15,574	4,912,603
Hero MotoCorp Ltd.	145,924	4,994,520
Mahindra & Mahindra Ltd.	1,072,587	7,987,509
Maruti Suzuki India Ltd.	149,116	15,393,733
Tata Motors Ltd.(a)	2,012,609	5,220,569

		45,039,960

Banks — 30.3%
Axis Bank Ltd.	2,498,468	26,395,959
HDFC Bank Ltd.	4,855,223	86,529,690
ICICI Bank Ltd.	7,258,084	54,798,022
IndusInd Bank Ltd.	676,367	14,308,499
Kotak Mahindra Bank Ltd.	1,499,823	35,392,159
State Bank of India(a)	4,305,352	20,130,968
Yes Bank Ltd.	2,492,066	1,639,192

		239,194,489

Chemicals — 2.2%
Asian Paints Ltd.	505,738	12,646,966
UPL Ltd.	618,315	5,063,246

		17,710,212

Construction & Engineering — 3.2%
Larsen & Toubro Ltd.	1,385,394	25,197,046

Construction Materials — 1.5%
Grasim Industries Ltd.	441,536	4,600,122
UltraTech Cement Ltd.	126,083	7,146,979

		11,747,101

Consumer Finance — 2.2%
Bajaj Finance Ltd.	290,576	17,239,403

Diversified Telecommunication Services — 0.4%
Bharti Infratel Ltd.	956,343	3,383,061

Electric Utilities — 0.9%
Power Grid Corp. of India Ltd.	2,646,197	7,053,125

Food Products — 1.8%
Britannia Industries Ltd.	132,361	5,614,640
Nestle India Ltd.	39,972	8,279,845

		13,894,485

Gas Utilities — 0.5%
GAIL India Ltd.	2,078,500	3,524,922

Household Products — 2.7%
Hindustan Unilever Ltd.	801,466	21,592,310

Independent Power and Renewable Electricity Producers — 1.1%
NTPC Ltd.	5,000,673	8,340,509

Insurance — 1.1%
Bajaj Finserv Ltd.	67,782	8,920,097

IT Services — 12.8%
HCL Technologies Ltd.	1,216,525	9,682,345
Infosys Ltd.	4,108,630	42,086,056
Tata Consultancy Services Ltd.	1,178,735	35,698,200
Tech Mahindra Ltd.	691,737	7,387,570

Security	Shares	Value

IT Services (continued)
Wipro Ltd.	1,669,395	$5,748,780

		100,602,951

Media — 0.4%
Zee Entertainment Enterprises Ltd.	841,403	3,444,443

Metals & Mining — 2.4%
Hindalco Industries Ltd.	1,633,912	4,947,874
JSW Steel Ltd.	1,141,681	4,319,402
Tata Steel Ltd.	844,366	5,584,103
Vedanta Ltd.	2,038,601	4,354,060

		19,205,439

Oil, Gas & Consumable Fuels — 12.9%
Bharat Petroleum Corp. Ltd.	902,169	6,212,842
Coal India Ltd.	2,145,628	6,353,183
Indian Oil Corp. Ltd.	2,854,729	5,021,302
Oil & Natural Gas Corp. Ltd.	3,814,817	6,883,737
Reliance Industries Ltd.	3,628,492	76,966,387

		101,437,451

Pharmaceuticals — 2.1%
Cipla Ltd.	571,234	3,826,999
Dr. Reddy’s Laboratories Ltd.	136,329	5,490,259
Sun Pharmaceutical Industries Ltd.	1,212,615	7,348,420

		16,665,678

Textiles, Apparel & Luxury Goods — 1.0%
Titan Co. Ltd.	467,479	7,780,276

Thrifts & Mortgage Finance — 8.3%
Housing Development Finance Corp. Ltd.	1,936,916	65,466,907

Tobacco — 4.1%
ITC Ltd.	9,799,530	32,633,912

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	866,655	4,443,877

Wireless Telecommunication Services — 1.7%
Bharti Airtel Ltd.	2,130,277	13,603,326

Total Common Stocks — 99.9% (Cost: $442,471,637)		788,120,980

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	6,377,000	6,377,000

Total Short-Term Investments — 0.8% (Cost: $6,377,000)		6,377,000

Total Investments in Securities — 100.7% (Cost: $448,848,637)		794,497,980

Other Assets, Less Liabilities — (0.7)%		(5,396,875)

Net Assets — 100.0%		$789,101,105

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Consolidated Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® India 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,029	(a)	$(517)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	425,261	5,951,739	6,377,000	6,377,000	109,461		—	—

				$6,377,000	$110,490		$(517)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI India NTR Index	12	03/20/20	$835	$(6,886)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$788,120,980	$—	$—	$788,120,980
Money Market Funds	6,377,000	—	—	6,377,000

	$794,497,980	$—	$—	$794,497,980

Derivative financial instruments(a) Liabilities Futures Contracts	$(6,886)	$—	$—	$(6,886)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2